Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Time charter revenues	$ 11,065	$ 0	$ 22,577	$ 0
Construction contract revenues	0	8,084	0	38,839
Other revenues	0	241	0	474
Total revenues	11,065	8,325	22,577	39,313
Operating expenses	(3,814)	(3,565)	(8,173)	(7,745)
Construction contract expenses	0	(6,668)	0	(33,482)
Equity in earnings of joint ventures	11,481	(2,125)	9,359	(3,796)
Depreciation and amortization	(8)	(972)	(16)	(980)
Operating income (loss)	18,724	(5,005)	23,747	(6,690)
Gain (loss) on derivative instruments	(8)	0	113	0
Other financial income (expense), net	(2,219)	(2,452)	(4,692)	(2,555)
Income (loss) before tax	16,497	(7,457)	19,168	(9,245)
Income tax expense	(59)	(200)	(152)	(233)
Net income (loss)	16,438	(7,657)	19,016	(9,478)
Newbuildings	0		0		$ 0
Vessels, net of accumulated depreciation	0		0		0
Net investment in direct financing lease	294,695		294,695		295,363
Advances to joint ventures	16,356		16,356		18,952
Total assets	545,270		545,270		563,548
Accumulated losses of joint ventures	50,270		50,270		59,630
Expenditures for newbuildings, vessels & equipment	757		757		172,324
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	1,425		1,425		1,342
Majority Held FSRUs [Member]
Time charter revenues	11,065	0	22,577	0
Construction contract revenues	0	8,084	0	38,839
Other revenues		241		474
Total revenues	11,065	8,325	22,577	39,313
Operating expenses	(2,299)	(2,668)	(5,094)	(4,031)
Construction contract expenses	0	(6,668)	0	(33,482)
Equity in earnings of joint ventures	0	0	0	0
Segment EBITDA	8,766	(1,011)	17,482	1,800
Depreciation and amortization	(8)	(972)	(16)	(980)
Operating income (loss)	8,758	(1,983)	17,467	820
Gain (loss) on derivative instruments	(8)	0	113	0
Other financial income (expense), net	(4,339)	(2,887)	(8,941)	(3,456)
Income (loss) before tax	4,411	(4,870)	8,639	(2,636)
Income tax expense	(59)	(200)	(152)	(233)
Net income (loss)	4,352	(5,070)	8,487	(2,869)
Newbuildings	0		0		0
Vessels, net of accumulated depreciation	0		0		0
Net investment in direct financing lease	294,695		294,695		295,363
Advances to joint ventures	0		0		0
Total assets	366,652		366,652		372,930
Accumulated losses of joint ventures	0		0		0
Expenditures for newbuildings, vessels & equipment	757		757		172,324
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	1,425		1,425		1,342
Joint Venture FSRUs [Member]
Time charter revenues	11,141	10,101	21,309	20,350
Construction contract revenues	0	0	0	0
Other revenues		0		0
Total revenues	11,141	10,101	21,309	20,350
Operating expenses	(3,159)	(1,889)	(5,293)	(4,034)
Construction contract expenses	0	0	0	0
Equity in earnings of joint ventures	0	0	0	0
Segment EBITDA	7,982	8,212	16,016	16,316
Depreciation and amortization	(2,309)	(2,288)	(4,486)	(4,573)
Operating income (loss)	5,673	5,924	11,530	11,743
Gain (loss) on derivative instruments	9,871	(3,755)	5,939	(6,909)
Other financial income (expense), net	(4,063)	(4,294)	(8,110)	(8,630)
Income (loss) before tax	11,481	(2,125)	9,359	(3,796)
Income tax expense	0	0	0	0
Net income (loss)	11,481	(2,125)	9,359	(3,796)
Newbuildings	0		0		0
Vessels, net of accumulated depreciation	287,645		287,645		279,670
Net investment in direct financing lease	0		0		0
Advances to joint ventures	0		0		0
Total assets	308,461		308,461		300,327
Accumulated losses of joint ventures	0		0		0
Expenditures for newbuildings, vessels & equipment	10,861		10,861		2,358
Expenditures for drydocking	1,600		1,600		0
Principal repayment direct financing lease	0		0		0
Other Segments [Member]
Time charter revenues	0	0	0	0
Construction contract revenues	0	0	0	0
Other revenues		0		0
Total revenues	0	0	0	0
Operating expenses	(1,515)	(897)	(3,079)	(3,714)
Construction contract expenses	0	0	0	0
Equity in earnings of joint ventures	0	0	0	0
Segment EBITDA	(1,515)	(897)	(3,079)	(3,714)
Depreciation and amortization	0	0	0	0
Operating income (loss)	(1,515)	(897)	(3,079)	(3,714)
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	2,120	435	4,249	901
Income (loss) before tax	605	(462)	1,170	(2,813)
Income tax expense	0	0	0	0
Net income (loss)	605	(462)	1,170	(2,813)
Newbuildings	0		0		0
Vessels, net of accumulated depreciation	0		0		0
Net investment in direct financing lease	0		0		0
Advances to joint ventures	16,356		16,356		18,952
Total assets	178,618		178,618		190,618
Accumulated losses of joint ventures	50		50		50
Expenditures for newbuildings, vessels & equipment	0		0		0
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	0		0		0
Operating Segments [Member]
Time charter revenues	22,206	10,101	43,886	20,350
Construction contract revenues	0	8,084	0	38,839
Other revenues		241		474
Total revenues	22,206	18,426	43,886	59,663
Operating expenses	(6,973)	(5,454)	(13,466)	(11,779)
Construction contract expenses	0	(6,668)	0	(33,482)
Equity in earnings of joint ventures	0	0	0	0
Segment EBITDA	15,233	6,304	30,419	14,402
Depreciation and amortization	(2,317)	(3,260)	(4,502)	(5,553)
Operating income (loss)	12,916	3,044	25,918	8,849
Gain (loss) on derivative instruments	9,863	(3,755)	6,052	(6,909)
Other financial income (expense), net	(6,282)	(6,746)	(12,802)	(11,185)
Income (loss) before tax	16,497	(7,457)	19,168	(9,245)
Income tax expense	(59)	(200)	(152)	(233)
Net income (loss)	16,438	(7,657)	19,016	(9,478)
Newbuildings	0		0		0
Vessels, net of accumulated depreciation	287,645		287,645		279,670
Net investment in direct financing lease	294,695		294,695		295,363
Advances to joint ventures	16,356		16,356		18,952
Total assets	853,731		853,731		863,875
Accumulated losses of joint ventures	50		50		50
Expenditures for newbuildings, vessels & equipment	11,618		11,618		174,682
Expenditures for drydocking	221		221		0
Principal repayment direct financing lease	1,425		1,425		1,342
Eliminations [Member]
Time charter revenues	(11,141)	(10,101)	(21,309)	(20,350)
Construction contract revenues	0	0	0	0
Other revenues		0		0
Operating expenses	3,159	1,889	5,293	4,034
Construction contract expenses	0	0	0	0
Equity in earnings of joint ventures	11,481	(2,125)	9,359	(3,796)
Depreciation and amortization	2,309	2,288	4,486	4,573
Gain (loss) on derivative instruments	(9,871)	3,755	(5,939)	6,909
Other financial income (expense), net	4,063	4,294	8,110	8,630
Income (loss) before tax	0	0	0	0
Income tax expense	0	0	0	0
Net income (loss)	0	$ 0	0	$ 0
Newbuildings	0		0		0
Vessels, net of accumulated depreciation	(287,645)		(287,645)		(279,670)
Net investment in direct financing lease	0		0		0
Advances to joint ventures	0		0		0
Total assets	(308,461)		(308,461)		(300,327)
Accumulated losses of joint ventures	(50,320)		(50,320)		(59,680)
Expenditures for newbuildings, vessels & equipment	(10,861)		(10,861)		(2,358)
Expenditures for drydocking	(1,600)		(1,600)		0
Principal repayment direct financing lease	$ 0		$ 0		$ 0